Long-Term Investments (Details) - Schedule of Ownership Percentages of Each Investee	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Braingenesis Biotechnology Co., Ltd. [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	0.17%	0.17%	0.17%
Accounting treatments	Cost Method	Cost Method
Genepharm Biotech Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	0.67%	0.67%	0.67%
Accounting treatments	Cost Method	Cost Method
BioHopeKing Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	5.90%	5.90%	5.90%
Accounting treatments	Cost Method	Cost Method
BioFirst Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	18.68%	18.68%	15.51%
Accounting treatments	Equity Method	Equity Method
Rgene Corporation [Member]
Schedule of Ownership Percentages of Each Investee [Line Items]
Ownership percentage	26.65%	26.65%	26.65%
Accounting treatments	Equity Method	Equity Method